Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2013	2014	2015
CMA	7.13%	12.61%	17.41%
GSS	2.21%	3.84%	16.14%
MSC	10.16%	10.62%	12.92%